OPERATING SEGMENT INFORMATION - Segment Revenue (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	€ 1,795	€ 1,950	€ 3,526	€ 3,906
P&ARP
Disclosure of operating segments [line items]
Revenue	999	1,045	1,933	2,070
A&T
Disclosure of operating segments [line items]
Revenue	439	462	870	909
AS&I
Disclosure of operating segments [line items]
Revenue	356	443	720	926
H&C
Disclosure of operating segments [line items]
Revenue	2	0	3	1
Segment revenue
Disclosure of operating segments [line items]
Revenue	1,812	1,956	3,556	3,922
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Revenue	1,001	1,049	1,939	2,079
Segment revenue | A&T
Disclosure of operating segments [line items]
Revenue	452	464	893	916
Segment revenue | AS&I
Disclosure of operating segments [line items]
Revenue	357	443	721	926
Segment revenue | H&C
Disclosure of operating segments [line items]
Revenue	2	0	3	1
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(17)	(6)	(30)	(16)
Inter-segment elimination | P&ARP
Disclosure of operating segments [line items]
Revenue	(2)	(4)	(6)	(9)
Inter-segment elimination | A&T
Disclosure of operating segments [line items]
Revenue	(13)	(2)	(23)	(7)
Inter-segment elimination | AS&I
Disclosure of operating segments [line items]
Revenue	(1)	0	(1)	0
Inter-segment elimination | H&C
Disclosure of operating segments [line items]
Revenue	€ 0	€ 0	€ 0	€ 0